MORTGAGE LOANS RECEIVABLE - NET	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
MORTGAGE LOANS RECEIVABLE - NET
NOTE 5 . MORTGAGE LOANS RECEIVABLE - NET

The mortgage loans receivable consists of one contract for deed that is collateralized by real estate. The interest rate on this loan is 7.0% and it matures in fiscal 2013. Future principal payments due under this mortgage loan as of April 30, 2011, are as follows:

Year Ended April 30,	(in thousands)
2012	$2
2013	157
159
Less allowance for doubtful accounts	(3)
$156

There were no non-performing mortgage loans receivable as of April 30, 2011 and 2010.